Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the six month periods ended June 30, 2020 and 2021, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income/ (loss):

	Six months ended June 30,	Six months ended June 30,
	2020	2021
Management fees-related parties
Management fees – Pavimar (a)	$273,000	$1,782,000
Management fees – Castor Ships (c)	—	742,500

Included in Voyage expenses
Charter hire commissions – Castor Ships (c)	$—	$364,540

Included in Interest and finance costs
Interest expenses (b) – Thalassa	$151,667	$150,833

Included in General and administrative expenses
Administration fees – Castor Ships (c)	$—	$600,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (c)	$—	$2,426,800

As of December 31, 2020 and June 30, 2021, balances with related parties consisted of the following:

	December 31, 2020	June 30, 2021
Assets:
Working capital advances granted to Pavimar (a) – current	$1,559,132	$1,831,311
Working capital advances granted to Pavimar (a) – non-current	—	1,104,394

Liabilities:
Related party debt (b) – Thalassa	$5,000,000	$5,000,000
Accrued loan interest (b) – Thalassa	405,000	555,833
Voyage commissions & management fees due to Castor Ships (c)	1,941	97,445
Management fees due to Pavimar (a)	—	101,400